OPERATING LEASES (Details) - Schedule of operating lease right-of-use assets, liabilities and rent expense - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
Lessee, Lease, Description [Line Items]
Increase in Operating Lease Right-of-Use-Asset	$ 30,913,904	$ 32,108,363
Increase in Operating Lease Liability	26,512,112	$ 26,600,168
April 2023 [Member]
Lessee, Lease, Description [Line Items]
Increase in Operating Lease Right-of-Use-Asset	1,201,952
Increase in Operating Lease Liability	1,201,952
Increase (Decrease) in Monthly Rent Expense	(30,563)
July 2022 [Member]
Lessee, Lease, Description [Line Items]
Increase in Operating Lease Right-of-Use-Asset	94,412
Increase in Operating Lease Liability	94,412
Increase (Decrease) in Monthly Rent Expense	$ 2,563